SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of equity method investments		$ 0	$ 0	$ 0
Deferred revenue		10,098	12,669	52,643
Advertising expense		3,516	3,973	4,533
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	true
Share-based payments		$ 0	$ 0	$ 0
Computation of diluted earnings per share		0	0	0
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loans receivables, term		15 days
Listing services, term		1 month
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loans receivables, term		36 months
Listing services, term		12 months